INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Different tax rates in other jurisdictions	(0.50%)	1.20%	3.90%
Other non-deductible expense for tax purposes	(0.20%)	(0.10%)	0.20%
Effect of tax holiday	(5.20%)	(4.90%)	(14.20%)
Effect of future tax rate change	7.80%	(1.60%)	(5.10%)
50% additional deduction of R&D expense	0.70%	0.80%	(0.20%)
Change in valuation allowance	(41.10%)	(3.40%)	(0.30%)
Others	(0.40%)	(0.90%)	0.40%
Effective income tax rate	(13.90%)	16.10%	9.70%
Gross tax exemption	$ 6,041,242	$ 5,255,781	$ 8,154,413
Tax holiday per share-basic	$ 0.03	$ 0.02	$ 0.03
Tax holiday per share-diluted	$ 0.03	$ 0.02	$ 0.03